Explanatory Note (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues	$ 1,901	$ 993	$ 1,008	$ 966	$ 946	$ 985	$ 993	$ 953	$ 4,868	$ 3,877	$ 3,957
Net income/(loss) attributable to Caesars	2,004	(433)	(1,432)	(507)	(464)	(244)	(2,054)	(287)	(368)	(3,049)	6,012
Net income/(loss)	$ 2,004	(439)	(1,432)	(508)	(467)	(277)	(2,050)	(284)	(375)	(3,078)	6,011
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues									4,852	3,877	3,929
Net income/(loss)									(382)	(3,077)	6,008
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues		7	6	3	(3)	(1)	1	3		0
Net income/(loss) attributable to Caesars		35	10	39	77	399	23	21		520
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									16	0	28
Net income/(loss)		$ 21	$ (6)	$ 16	$ (32)	$ (282)	$ (7)	$ (10)		(331)
Scenario, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification									$ 7	$ (1)	$ 3